LEASES (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Leases
SCHEDULE OF SUPPLEMENTAL BALANCE SHEET RELATED TO LEASES

Supplemental balance sheet information related to leases as of October 31 was as follows (in thousands):

	October 31, 2021	October 31, 2020
Operating leases:
Operating lease right-of-use assets	$40	$4,839

Operating lease liability	$28	$962
Operating lease liability, net of current portion	12	5,055
Total operating lease liabilities	$40	$6,017

SCHEDULE OF LEASE EXPENSES

Supplemental lease expense related to leases was as follows (in thousands):

Lease Cost (in thousands)	Statements of Operations Classification	For the Three Months Ended January 31, 2022	For the Three Months Ended January 31, 2021
Operating lease cost	General and administrative	7	290
Variable lease cost	General and administrative	$9	437
Total lease expense		$16	727

Supplemental lease expense related to leases was as follows (in thousands):

Lease Cost (in thousands)	Statements of Operations Classification	For the Fiscal Year Ended October 31, 2021	For the Fiscal Year Ended October 31, 2020
Operating lease cost	General and administrative	$1,302	$1,158
Short-term lease cost	General and administrative	14	320
Variable lease cost	General and administrative	180	547
Total lease expense		$1,496	$2,025

SCHEDULE OF OTHER INFORMATION RELATED TO LEASES

Other information related to leases where the Company is the lessee is as follows:

	January 31, 2022	October 31, 2021
Weighted-average remaining lease term	1.2 years	1.4 years
Weighted-average discount rate	3.79%	3.79%

Other information related to leases where the Company is the lessee is as follows:

	October 31, 2021	October 31, 2020
Weighted-average remaining lease term	1.4 years	5.1 years
Weighted-average discount rate	3.79%	6.5%

SCHEDULE OF CASH FLOW INFORMATION RELATED TO LEASES

Supplemental cash flow information related to operating leases was as follows:

	For the Three Months Ended January 31, 2022	For the Three Months Ended January 31, 2021
Cash paid for operating lease liabilities	$7	$324

Supplemental cash flow information related to operating leases was as follows:

	For the Fiscal Year Ended October 31, 2021	For the Fiscal Year Ended October 31, 2020
Cash paid for operating lease liabilities	$547	$1,233

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELLABLE LEASES

Future minimum lease payments under non-cancellable leases as of January 31, 2022 were as follows:

Fiscal Year ending October 31,
2022 (Remaining)	$22
2023	13
Total minimum lease payments	35
Less: Imputed interest	(1)
Total	$34

Future minimum lease payments under non-cancellable leases as of October 31, 2021 were as follows:

Fiscal Year ending October 31,
2022	$29
2023	12
Total minimum lease payments	41
Less: Imputed interest	(1)
Total	$40

SCHEDULE OF SUPPLEMENTAL BALANCE SHEET RELATED TO LEASES

Supplemental balance sheet information related to leases was as follows (in thousands):

	January 31, 2022	October 31, 2021
Operating leases:
Operating lease right-of-use assets	$33	$40

Operating lease liability	$29	$28
Operating lease liability, net of current portion	5	12
Total operating lease liabilities	$34	$40